Dear Shareholder:

A few days ago the Hong Kong stock market came down with pneumonia, then most of the world caught the Asian flu. We, on the other hand, appear to have contracted only the 24 hour variety.

U.S. money is a world commodity because the U.S. dollar, aided by computers, can give us the value of every country's currency in seconds. Switzerland has finally joined the rest of the world and will not use gold as a currency reserve. Thus, the U.S. dollar has become the world's currency. In mere seconds, a currency can be converted from one country's stocks and bonds into cash and then moved to another nation's stocks, bonds, real estate, or cash equivalents. All of this can be done in a moment with modern electronics and computers and has resulted in our living in a truly international world.

Because of the problems facing Malaysia, Thailand, and other Southeast Asia nations, most economists have reduced their estimates for next year's growth in those countries, but they would still be growing faster than the United States or Europe. More important is the fact that all Southeast Asia is only two or three percent of our gross domestic product. Our economy will not be damaged. Our economy is in very good shape (even Mr. Greenspan said so) and I see no recession for at least the next two years. Globalization and technology will drive us for a long time. I believe the stock market had another correction, which could continue for a while before we start up again. Stocks continue to be the best long-term investment.

The events of the past several days again spotlight the folly inherent in market timing and other short-term judgments. We have always said that a successful investor is a patient, long-term investor and our Funds are designed with that philosophy in mind.

                                     Warmest regards,


                                     L. Roy Papp, Chairman
                                     October 29, 1997

                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (Unaudited)

                                                                                Number           Market
                              Common Stocks                                    of Shares          Value
-------------------------------------------------------------------------      ----------       ---------
Computers and Software (13.4%)
 American Power Conversion *
  (Leading producer of uninterruptible power supply products designed
   for use with PCs, workstations, and other electronic devices)                    20,000    $  562,500
 Hewlett-Packard Company
  (Manufacturer of printers, computers, and medical
   electronic equipment)                                                             8,050       559,978
 Intel Corporation
  (Manufacturer of microprocessors, microcontrollers,
   and memory chips)                                                                 6,500       600,031
                                                                                              ----------
                                                                                               1,722,509
                                                                                              ----------
Financial Services (13.3%)
 American International Group
  (Major international insurance holding company)                                    5,300       546,894
 Pacific Century Financial Corp.
  (Provider of financial services in the U.S. and Pacific Island Nations)            9,500       512,406
 State Street Corporation
  (Provider of U.S. and global securities custodial services)                       10,500       639,844
                                                                                              ----------
                                                                                               1,699,144
                                                                                              ----------
Telecommunications (11.9%)
 L. M. Ericsson Telephone
  (Manufacturer of telecom systems and cellular handsets)                           11,500       551,281
 Hong Kong Telecommunications Ltd.
  (International telecommunications services)                                       21,000       469,875
 Motorola, Inc.
  (Manufacturer of electronic equipment)                                             7,000       503,125
                                                                                              ----------
                                                                                               1,524,281
                                                                                              ----------
Industrial Services (10.7%)
 Air Express International
  (Air freight forwarding)                                                          18,000       657,000
 Interpublic Group of Companies, Inc.
  (Worldwide advertising agencies)                                                  14,000       718,375
                                                                                              ----------
                                                                                               1,375,375
                                                                                              ----------
Industrial Components (7.9%)
 Millipore Corporation
  (Leading supplier of purification products)                                       11,000       540,375
 Minnesota Mining and Manufacturing Co.
  (Diversified manufacturer)                                                         5,100       471,750
                                                                                              ----------
                                                                                               1,012,125
                                                                                              ----------
Medical Devices (7.6%)
 Medtronic, Inc.
  (Manufacturer of implantable biomedical devices)                                  10,400       488,800
 Stryker Corp.
  (Developer and manufacturer of surgical and medical devices)                      11,000       480,563
                                                                                              ----------
                                                                                                 969,363
                                                                                              ----------

*Non-income producing security.

                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (Unaudited)

                                                                     Number       Market
                    Common Stocks (continued)                       of Shares     Value
----------------------------------------------------------------    ---------   -----------
Pharmaceutical (6.3%)
 Eli Lilly and Co.
  (Healthcare products)                                                 4,000   $   481,750
 Warner-Lambert Company
  (Pharmaceutical and consumer products)                                2,400       323,850
                                                                                -----------
                                                                                    805,600
                                                                                -----------
Consumer Products (5.4%)
 Colgate-Palmolive Company
  (Household and personal care products)                                5,600       390,250
 Unilever Group
  (Producer and marketer of branded and packaged consumer goods)        1,400       297,675
                                                                                -----------
                                                                                    687,925
                                                                                -----------

Industrial Services (4.9%)
 G & K Services, Inc. Class A
  (Uniform rental service)                                             18,000       625,500
                                                                                -----------

Direct Marketing (3.4%)
 Amway Asia Pacific, Ltd.
  (Direct marketing of household and personal items in Asia)           15,000       439,688
                                                                                -----------

Restaurants (3.3%)
 McDonald's Corporation
  (Fast food restaurants and franchising)                               9,000       428,625
                                                                                -----------

Electrical Equipment (3.1%)
 General Electric Co.
  (Diversified industrial company)                                      5,800       394,762
                                                                                -----------

Miscellaneous (8.4%)
 Callaway Golf Company
  (Manufacturer of golf clubs)                                         17,000       592,875
 Mattel, Inc.
  (Toy manufacturer)                                                   14,500       480,312
                                                                                -----------
                                                                                  1,073,187
                                                                                -----------

Total Common Stocks - 99.6%                                                      12,758,084

Cash and Other Assets, Less Liabilities -  0.4%                                      49,058
                                                                                -----------

Net Assets - 100.0%                                                             $12,807,142
                                                                                ===========

Net Asset Value Per Share
(Based on 983,716 shares outstanding at September 30, 1997)                     $     13.02
                                                                                ===========


                      PAPP AMERICA-PACIFIC RIM FUND, INC.

                                   Directors
          James K. Ballinger                        Harry A. Papp
          Amy S. Clague                             L. Roy Papp
          Robert L. Mueller                         Rosellen C. Papp
          Carolyn P. O'Malley                       Bruce C. Williams

                                    Officers
          Chairman - L. Roy Papp                    President - Harry A. Papp

                                Vice Presidents
          Victoria S. Cavallero                     Robert L. Mueller
          George D. Clark, Jr.                      Rosellen C. Papp
          Jeffrey N. Edwards                        Bruce C. Williams
          Robert L. Hawley

                         Secretary - Robert L. Mueller
                   Assistant Secretary - Barbara D. Perleberg
                          Treasurer - Rosellen C. Papp
                      Assistant Treasurer - Julie A. Hein

                               Investment Adviser
                            L. Roy Papp & Associates
                       4400 North 32nd Street, Suite 280
                            Phoenix, Arizona 85018
                           Telephone: (602) 956-1115
                             E-mail: invest@roypapp
                          Web: http://www.roypapp.com

                                   Custodian
                            Founders Bank of Arizona
                         7335 E. Doubletree Ranch Road
                           Scottsdale, Arizona 85258

                    Shareholder Services and Transfer Agent
                            L. Roy Papp & Associates
                       4400 North 32nd Street, Suite 280
                            Phoenix, Arizona 85018
                           Telephone: (602) 956-1115
                                 (800) 421-4004

                         Independent Public Accountants
                              Arthur Andersen LLP
                       2 North Central Avenue, Suite 1000
                            Phoenix, Arizona 85004

                                 Legal Counsel
                               Bell, Boyd & Lloyd
                             70 West Madison Street
                            Chicago, Illinois 60602

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by a currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund.